UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/11

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAUL KENDRIGAN
Address: 3 POST OFFICE SQUARE

         BOSTON, MA 02109

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PAUL KENDRIGAN
Title:    CHIEF COMPLIANCE OFFICER
Phone:    617-423-5705
Signature, Place, and Date of Signing:

   PAUL KENDRIGAN  BOSTON, MA    November 15, 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      72

Form 13F Information Table Entry Total:       $231,958



List of Other Included Managers:

NONE


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								      FORM 13F INFORMATION TABLE
								VALUE  	 SHARES/	SH/	PUT/	INVSTMT	 OTHER	            VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000) PRN AMT	PRN	CALL	DSCRETN	MANAGERS	 SOLE	 SHARED	 NONE
------------------------------  --------------	---------	-------- -------	---	----	-------	---------	 -----	 -----	 --
3M CO				Com		88579y101	 274 	 3,820 		SH		Sole	 		 3,820
ABBOTT LABS			Com		002824100	 412 	 8,060 		SH		Sole	 		 8,060
ACCENTURE PLC CL A		Com		g1151c101	 5,252 	 99,699 	SH		Sole			 99,699
AIR PRODUCTS & CHEMICALS INC	Com		009158106	 535 	 7,003 		SH		Sole			 7,003
APPLE				Com		037833100	 4,367	 11,453		SH		Sole			 11,453
AT&T INC			Com		00206r102	 5,529 	 193,851 	SH		Sole			 193,851
AUTOMATIC DATA PROCESSING INC	Com		053015103	 477 	 10,111 	SH		Sole			 10,111
AUTOMATIC DATA PROCESSING INC	Com		053015103	 5 	 100		SH		Defined			 100
BANK OF NOVA SCOTIA HALIFAX	Com		064149107	 304 	 6,000 		SH		Sole			 6,000
BAXTER INTL INC			Com		071813109	 4,719 	 84,052 	SH		Sole			 84,052
BECTON DICKINSON		Com		075887109	 3,618 	 49,352 	SH		Sole			 49,352
BIOGEN IDEC INC			Com		09062x103	 437 	 4,692 		SH		Sole			 4,692
BOEING CO			Com		097023105	 242 	 4,000 		SH		Sole			 4,000
BRISTOL MYERS SQUIBB CO		Com		110122108	 573 	 18,262 	SH		Sole			 18,262
BROADCOM CORP			Com		111320107	 1,828 	 54,907 	SH		Sole			 54,907
CENOVUS ENERGY INC		Com		15135u109	 282 	 9,175 		SH		Sole			 9,175
CHEVRON CORPORATION		Com		166764100	 942 	 10,171 	SH		Sole	 		 10,171
CHEVRON CORPORATION		Com		166764100	 75 	 810		SH		Defined	 		 810
CISCO SYSTEMS INC		Com		17275r102	 3,319 	 214,115 	SH		Sole			 214,115
CITRIX SYSTEMS INC		Com		177376100	 3,080 	 56,476 	SH		Sole	 		 56,476
COCA COLA CO			Com		191216100	 9,317 	 137,903 	SH		Sole			 137,903
COGNIZANT TECHNOLOGY SOLUTIONS  Com		192446102	 3,286 	 52,406 	SH		Sole			 52,406
COLGATE PALMOLIVE CO		Com		194162103	 217 	 2,450	 	SH		Sole			 2,450
COOPER INDUSTRIES PLC		Com		g24140108	 3,393 	 73,563 	SH		Sole			 73,563
DOW CHEMICAL COMPANY		Com		260543103	 259 	 11,527 	SH		Sole			 11,527
DU PONT E I DE NEMOURS & CO	Com		263534109	 219 	 5,476 		SH		Sole			 5,476
EDWARDS LIFESCIENCES CORP	Com		28176e108	 224 	 3,145 		SH		Sole			 3,145
EMERSON ELEC CO			Com		291011104	 3,163 	 76,567 	SH		Sole			 76,567
EXXONMOBIL CORP			Com		30231g102	 18,565  255,611 	SH		Sole			 255,611
EXXONMOBIL CORP			Com		30231g102	 58 	 800		SH		Defined			 800
FLAMEL TECHNOLOGIES SA SPONS A  Com		338488109	 46 	 11,000 	SH		Sole			 11,000
FREEPORT-MCMORAN COPPER AND GLD Com		35671d857	 1,577 	 51,797 	SH		Sole			 51,797
GENERAL ELECTRIC CORP		Com		369604103	 5,918 	 388,850 	SH		Sole			 388,850
GENERAL ELECTRIC CORP		Com		369604103	 15 	 970		SH		Defined			 970
GENUINE PARTS CO		Com		372460105	 3,920 	 77,165 	SH		Sole			 77,165
HEINZ H J CO			Com		423074103	 578 	 11,445 	SH		Sole			 11,445
HEXCEL CORP			Com		428291108	 3,989 	 180,015 	SH		Sole			 180,015
INTEL CORP			Com		458140100	 828 	 38,830 	SH		Sole			 38,830
INTL. BUSINESS MACHINES CORP	Com		459200101	 7,972 	 45,558 	SH		Sole			 45,558
ISHARES KLD 400 SOC SM IND F	Com		464288570	 673 	 15,890 	SH		Sole			 15,890
ISHARES MSCI EMERGING MKT IN	Com		464287234	 6,220 	 177,225 	SH		Sole			 177,225
ISHARES MSCI PACIFIC EX-JAPAN 	Com		464286665	 6,311 	 171,640 	SH		Sole			 171,640
ISHARES S&P 1500 INDEX FUND	Com		464287150	 2,746 	 53,572 	SH		Sole			 53,572
JARDINE MATHESON UNSPONS ADR	Com		471115402	 319 	 7,015 		SH		Sole			 7,015
JOHNSON & JOHNSON		Com		478160104	 11,392  178,861 	SH		Sole	 		 178,861
MCDONALDS CORP			Com		580135101	 321 	 3,655	 	SH		Sole	 		 3,655
MICROSOFT CORP			Com		594918104	 6,651 	 267,197 	SH		Sole	    		 267,197
NESTLE SA SPONS ADR		Com		641069406	 4,532 	 82,248 	SH		Sole	 		 82,248
NEXTERA ENERGY INC		Com		65339f101	 4,670 	 86,453 	SH		Sole			 86,453
PEPSICO INC			Com		713448108	 6,783 	 109,574 	SH		Sole			 109,574
PEPSICO INC			Com		713448108	 6 	 100		SH		Defined			 100
PFIZER INC			Com		717081103	 414 	 23,437 	SH		Sole			 23,437
PFIZER INC			Com		717081103	 35 	 1992		SH		Defined			 1992
PPG INDUSTRIES INC		Com		693506107	 212 	 3,000 		SH		Sole	 		 3,000
PRAXAIR INC			Com		74005p104	 5,177 	 55,382 	SH		Sole			 55,382
PROCTER & GAMBLE CO		Com		742718109	 22,112  349,991 	SH		Sole			 349,991
ROYAL BANK OF CANADA		Com		780087102	 256 	 5,600 		SH		Sole			 5,600
SCHLUMBERGER LTD		Com		806857108	 4,745 	 79,446 	SH		Sole			 79,446
STATE STREET CORP		Com		857477103	 281 	 8,726	 	SH		Sole			 8,726
STRYKER CORPORATION		Com		863667101	 284 	 6,020 		SH		Sole			 6,020
THERMO FISHER SCIENTIFIC INC	Com		883556102	 3,260 	 64,369 	SH		Sole			 64,369
TRAVELERS COMPANIES INC		Com		89417e109	 3,793 	 78,830 	SH		Sole			 78,830
UNION PAC CORP			Com		907818108	 3,471 	 42,501 	SH		Sole			 42,501
UNITED TECHNOLOGIES CORP	Com		913017109	 5,052 	 71,796 	SH		Sole			 71,796
US BANCORP NEW			Com		902973304	 4,731 	 200,963 	SH		Sole			 200,963
VANGUARD DIVIDEND APPREC ETF	Com		921908844	 10,801	 221,511 	SH		Sole			 221,511
VERIZON COMMUNICATIONS		Com		92343v104	 5,940	 161,405 	SH		Sole			 161,405
WALGREEN CO			Com		931422109	 231 	 7,015 		SH		Sole			 7,015
WASTE MANAGEMENT INC		Com		94106l109	 4,038 	 124,027 	SH		Sole			 124,027
WELLS FARGO & CO		Com		949746101	 260 	 10,800 	SH		Sole			 10,800
WEYERHAEUSER CO			Com		962166104	 298 	 19,181 	SH		Sole			 19,181
YUM BRANDS INC			Com		988498101	 6,132 	 124,152 	SH		Sole			 124,152

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